Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
10.	RELATED PARTY TRANSACTIONS

The Company`s Joint Venture, Minera Exar, entered into the following transactions with companies controlled by the family of its President, who is also a director of the Company:

-	Los Boros Option Agreement entered into with Grupo Minero Los Boros (Note 5);
-	Construction services contract for Cauchari-Olaroz project with Magna Construcciones S.R.L. for $2,411 during the year ended December 31, 2018.

In 2018 Minera Exar paid director’s fees of $75 (2017 - $75) to its President, who is also a director of the Company.

Compensation of Key Management

Key management includes the directors of the Company and the executive management team.

Effective July 1, 2018, the Company revised the remuneration of its independent directors to a base annual fee of $100 per year, of which a minimum of $60 is payable in DSUs, and an additional $17.5 per year to the Company’s Audit Committee Chair, $12.5 to the Company’s other committee chairs and $5 to committee members.  The Board Chairman remuneration was increased to $150, of which a minimum of $90 is payable in DSUs. In addition, the Company pays $1 per meeting in cash for Board meetings in excess of six meetings per year.

The Board established a Special Committee of independent directors to oversee the Transaction with subsidiaries of SQM and Ganfeng for the Cauchari-Olaroz project (Note 5). The Company established remuneration consisting of a $10 retainer to the members of the Special Committee and $20 to the Chair. In addition, the Company paid $1 per Special Committee meeting in excess of five meetings.

The remuneration of directors and members of the executive management team was as follows:

	For the years ended December 31,
	2018 $	2017 $
Stock-based compensation	2,410	8,507
Salaries, benefits and directors' fees included in general and administrative expenses	2,636	3,132
Salaries and benefits included in exploration expenditures	547	368
Salaries and benefits capitalized to Investment in the Joint Venture	812	127
	6,405	12,134

	As at December 31,	As at December 31,
	2018 $	2017 $
Total due to directors and executive team	164	265

There were no contractual or other commitments arising from the related party transactions.  The amounts due to related parties are unsecured, non-interest bearing and have no specific terms of payment.